March 12, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Filing Desk

Re:	Tower Financial Corporation
Commission File No. 000-25287
2008 Annual Report on Form 10-K

 Dear Sir or Madam:

On behalf of Tower Financial Corporation, enclosed for filing with the Securities and Exchange Commission, via direct transmission to the EDGAR system, is our Annual Report on Form 10-K for the fiscal year ended December 31, 2008.

The financial statements contained in the report are presented on a basis consistent with the preceding year, and do not reflect any changes in accounting principles or practices or in the methods of application of those principles or practices.

Sincerely,

/s/ Richard R. Sawyer

Richard R. Sawyer
Chief Financial Officer and Secretary
Tower Financial Corporation

Enclosure